Share-Based Compensation - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-Based Compensation
Share-based compensation	$ 42,409	$ 43,728	$ 41,549
Selling, general and administrative expenses
Share-Based Compensation
Share-based compensation	$ 42,400	$ 43,700	$ 41,500